VIA EDGAR


May 1, 2009


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   FS Variable Separate Account ("Registrant")
      First SunAmerica Life Insurance Company ("Depositor")
      Polaris Platinum III Variable Annuity
      File No. 333-157198 and 811-08810


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated April 30, 2009 for Registrant on behalf of the Polaris Platinum III Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 28, 2009, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,


/s/ Helena Lee
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Helena Lee
Counsel